PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 5 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	As of	As of
	June 30, 2023	June 30, 2022

Buildings	$25,192,351	$27,161,241
Machinery and equipment	6,847,546	5,848,505
Office equipment and furniture	928,429	1,042,408
Automobiles	779,065	837,276
Leasehold improvements	40,751,384	44,384,670
Total	74,498,775	79,274,100
Less: Accumulated depreciation	(12,538,764)	(10,530,744)
Impairment of property, plant and equipment	(273,162)	(295,744)
Property, plant and equipment, net	$61,686,849	$68,447,612

No impairment was recorded for the years ended June 30, 2023, 2022 and 2021, respectively.

Depreciation expense was $3,251,711, $3,375,875 and $3,025,686 for the years ended June 30, 2023, 2022 and 2021, respectively. In connection with the approximately $4.6 million long-term bank loans borrowed from Dongguan Rural Commercial Bank, the Company’s subsidiary Meijia pledged its fixed assets of approximately $4.8 million as collateral to secure the loans. In addition, in connection with the Company’s approximately $0.9 million loan from Cathay Bank, the Company’s U.S. subsidiary Dogness Group pledged its fixed assets as collateral to secure the borrowing (see Note 8).

The Company’s subsidiary Dongguan Jiasheng had a capital project to build new manufacturing and operating facilities, which include warehouse, workshops, office building, security gate, employee apartment building, electrical transformer station and exhibition hall, etc. The total budget is approximately RMB263.5 million ($36.3 million). As of June 30, 2022, the Company had completed this project and transferred all of the related CIP to fixed assets. As of June 30, 2023, the Company has made total payments of approximately RMB261.7 million ($36.1 million) in connection to this project, which resulted in future minimum capital expenditure payments of approximately RMB1.8 million ($0.3 million), the Company plan to pay remaining payments in twelve months after June 30, 2023.

The Company’s subsidiary Dogness Culture was also working on a project to decorate a pet themed retail store. Total decoration cost is approximately RMB2.2 million ($0.3 million). This project was fully completed during year ended June 30, 2021. As of June 30, 2023, the Company has fully paid for the project.